Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Before Income Taxes
Income before income taxes for the years ended December 31, 2017, 2016 and 2015 consisted of:

(in thousands)	2017	2016	2015
Pretax income in The Netherlands	$42,220	$20,695	$1,310
Pretax income from foreign operations	72,155	36,213	134,993
	$114,375	$56,908	$136,303

Provision for Income Taxes
Income taxes for the years ended December 31, 2017, 2016 and 2015 are as follows:

(in thousands)	2017	2016	2015
Current—The Netherlands	$3,430	$6,043	$973
—Foreign	10,375	34,543	37,708
	13,805	40,586	38,681
Deferred—The Netherlands	151	188	250
—Foreign	60,025	(64,169)	(32,530)
	60,176	(63,981)	(32,280)
Total income tax expense (benefit)	$73,981	$(23,395)	$6,401

Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate
The principal items comprising the differences between income taxes computed at The Netherlands statutory rate and our reported income taxes and effective tax rate for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017		2016		2015
(in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income taxes at The Netherlands statutory rate	$28,594	25.0%	$14,227	25.0%	$34,076	25.0%
Taxation of foreign operations, net(1)	(38,635)	(33.8)	(43,265)	(76.0)	(36,407)	(26.7)
Tax impact from permanent items	(1,586)	(1.4)	5,938	10.4	14,219	10.4
Tax impact from tax-exempt income	(1,558)	(1.4)	(3,331)	(5.9)	(5,810)	(4.3)
Tax contingencies, net(2)	23,189	20.3	1,761	3.1	1,163	0.9
Taxes due to changes in tax rates(3)	12,958	11.3	399	0.7	(836)	(0.6)
Stock Compensation(4)	(5,237)	(4.6)	—	—	—	—
Government incentives and other deductions(5)	(4,949)	(4.3)	(2,543)	(4.5)	(2,754)	(2.0)
Prior year taxes	(2,319)	(2.0)	1,411	2.5	(1,201)	(0.9)
Valuation allowance(3)	62,644	54.8	1,521	2.7	3,450	2.5
Other items, net	880	0.8	487	0.9	501	0.4
Total income tax expense (benefit)	$73,981	64.7%	$(23,395)	(41.1)%	$6,401	4.7%
  ____________________
(1) Our effective tax rate reflects the benefit of our global operations where certain income or loss is taxed at rates higher or lower than The Netherlands’ statutory rate of 25% as well as the benefit of some income being partially exempt from income taxes due to various intercompany operating and financing activities. The most significant tax benefits from these foreign operations and financing activities are attributable to subsidiaries in Germany, Singapore, Switzerland, Ireland and Luxembourg. These foreign tax benefits are due to a combination of favorable tax laws, regulations, rulings, and exemptions in these jurisdictions. Additionally in 2016, in certain foreign jurisdictions (primarily Germany and the U.S.), we recorded acquisition related and impairment charges which reduced pretax income in these higher tax jurisdictions.
(2) During 2017, we increased accruals for tax contingencies, primarily related to ongoing income tax audits.
(3) During 2017, we revalued our U.S. deferred tax assets and liabilities to reflect the corporate income tax rate change from 35% to 21% as a result of U.S. tax reform. Additionally, we recorded a full valuation allowance of $60.8 million against deferred tax assets related to U.S. interest carry forwards. Based on the current debt level in the U.S., along with the new restrictive interest limitation enacted with the new U.S. tax reform, it is highly unlikely that the historic U.S. interest carry forward will ever be utilized. We also recorded full valuation allowances against other deferred tax assets on tax losses due to unlikely future profits in other jurisdictions.
(4) Beginning in 2017, the excess tax benefits from share-based compensation activity are reflected as a reduction of the provision for income taxes, whereas previously they were recognized in equity.
(5) Government incentives include favorable tax regulations in the U.S. and the U.K. and relating to research and development expense as well as the U.S. Internal Revenue Code Section 199 domestic production activities deduction.

Changes in Amounts of Unrecognized Tax Benefits
Changes in the amount of unrecognized tax benefits are as follows:

(in thousands)	Unrecognized Tax Benefits
BALANCE AT DECEMBER 31, 2015	$16,735
Additions based on tax positions related to the current year	4,218
Additions for tax positions of prior years	5,162
Decrease for tax position of prior years	(6,796)
Reductions due to lapse of statute of limitations	(288)
Decrease from currency translation	(737)
BALANCE AT DECEMBER 31, 2016	$18,294
Additions based on tax positions related to the current year	12,212
Additions for tax positions of prior years	9,933
Increase from currency translation	3,594
BALANCE AT DECEMBER 31, 2017	$44,033

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax asset and liability at December 31, 2017 and 2016 are as follows:

	2017		2016
(in thousands)	Deferred Tax Assets	Deferred Tax Liability	Deferred Tax Assets	Deferred Tax Liability
Net operating loss carryforwards	$30,966	$—	$46,627	$—
Accrued and other current liabilities	15,748	—	24,663	—
Inventories	4,163	(778)	2,919	(1,567)
Allowance for bad debts	739	(475)	1,060	(451)
Currency revaluation	4,095	(167)	3,474	(73)
Property, plant and equipment	1,103	(23,649)	2,096	(19,733)
Capital lease	531	—	830	—
Tax credit carryforwards	1,563	—	915	—
Unremitted profits and earnings	—	(998)	—	(923)
Intangible assets	1,289	(93,771)	586	(137,682)
Share-based compensation	18,143	—	20,282	—
Deferred interest deductions	60,790	—	76,793	—
Convertible debt	10,865	—	12,313	—
Other	2,632	(2,315)	2,652	(1,507)
	152,627	(122,153)	195,210	(161,936)
Valuation allowance	(67,849)	—	(5,511)	—
	$84,778	$(122,153)	$189,699	$(161,936)
Net deferred tax assets (liabilities)		$(37,375)		$27,763